CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Parenthetical (USD $)	Dec. 31, 2013	Dec. 31, 2012
Land, Buildings, Equipment and Leasehold Improvements, accumulated depreciation and amortization	$ 21,657,107	$ 19,284,831
Preferred Stock, Par Value	$ 100	$ 100
Preferred Stock, Shares Authorized	6,000	6,000
Preferred Stock, Shares Outstanding	0	0
Voting Common Stock
Common Stock, Par Value	$ 100	$ 100
Common Stock, Shares Authorized	2,000	2,000
Common Stock, Shares Outstanding	1,700	1,700
Nonvoting Common Stock
Common Stock, Par Value	$ 0	$ 0
Common Stock, Shares Authorized	198,000	198,000
Common Stock, Shares Outstanding	168,300	168,300